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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        December 1, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Emerging Markets Debt Fund, MFS(R)European Equity Fund. MFS(R)Global Value Fund, MFS(R)Government Mortgage Fund, MFS(R)International Core Equity Fund, MFS(R)New Endeavor Fund and MFS(R)Strategic Value Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 49 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 26, 2003.

     Please call the undersigned or Martha Donovan at (617) 954-5842 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Senior Counsel

JDN/bjn